Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Jul. 31, 2013 Transactions Completed in 2013 for Zonare	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd.
Business Acquisition [Line Items]
Current assets				$ 4,212	$ 9,557	$ 6,334	$ 21,297	$ 6,306
Property, plant, and equipment				244	2,185	1,239	2,235	252
Other assets								83
Intangible assets				3,716	35,153	13,248	49,100	8,840
Land use rights					1,436
Goodwill	242,476	163,016	128,840	12,025	20,545	12,438	70,694	7,224
Total assets acquired				20,197	68,876	33,259	143,326	22,705
Current liabilities				(2,011)	(3,030)	(1,231)	(22,774)	(3,052)
Deferred tax liabilities				(926)	(5,274)	(2,188)	(16,694)	(1,480)
Net assets acquired				17,260	60,572	29,840
Long-term liabilities							(2,478)	(81)
Non-controlling interests				(7,847)	(25,309)	(8,815)	(275)	(6,808)
Total consideration				9,413	35,263	21,025	101,105	11,284
Less: Purchase consideration payable	(20,457)	(20,354)		(2,142)	(14,106)	(5,485)	(17,382)	(2,826)
Less: Cash acquired				(741)	(1,817)	(2,294)	(529)	(2,604)
Total purchase consideration, net of purchase consideration payable and cash acquired				$ 6,530	$ 19,340	$ 13,246	$ 83,194	$ 5,854